UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Coeus Capital Management LLC
Address: 9 Greenwich Office Park
         Greenwich, CT  06831

13F File Number:  028-12804

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Lloyd Mandell
Title:     Chief Executive Officer
Phone:     203-542-4700

Signature, Place, and Date of Signing:

      /s/ Lloyd Mandell     Greenwich, CT     August 13, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     35

Form13F Information Table Value Total:     $258,073 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AERCAP HOLDINGS NV             SHS              N00985106    12719  1007070 SH       SOLE                  1007070        0        0
AMDOCS LTD                     ORD              G02602103     8985   305400 SH       SOLE                   305400        0        0
AMERISOURCEBERGEN CORP         COM              03073E105     2999    75000 SH       SOLE                    75000        0        0
ARCHER DANIELS MIDLAND CO      COM              039483102     3088    91500 SH       SOLE                    91500        0        0
BABCOCK & BROWN AIR LTD        SPONSORED ADR    05614P101     1453   145600 SH       SOLE                   145600        0        0
BALLY TECHNOLOGIES INC         COM              05874B107    14027   415000 SH       SOLE                   415000        0        0
BRINKS CO                      COM              109696104    13552   207150 SH       SOLE                   207150        0        0
BURGER KING HLDGS INC          COM              121208201    10437   389600 SH       SOLE                   389600        0        0
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109    11702   517800 SH       SOLE                   517800        0        0
CHILDRENS PL RETAIL STORES I   COM              168905107     7642   211700 SH       SOLE                   211700        0        0
CONNS INC                      COM              208242107     8720   542623 SH       SOLE                   542623        0        0
CORINTHIAN COLLEGES INC        COM              218868107     6087   524300 SH       SOLE                   524300        0        0
CORRECTIONS CORP AMER NEW      COM NEW          22025Y407     6381   232300 SH       SOLE                   232300        0        0
CVS CAREMARK CORPORATION       COM              126650100    15650   395500 SH       SOLE                   395500        0        0
DICKS SPORTING GOODS INC       COM              253393102     1378    77700 SH       SOLE                    77700        0        0
EXPRESS SCRIPTS INC            COM              302182100     8492   135400 SH       SOLE                   135400        0        0
HEALTH NET INC                 COM              42222G108     2606   108300 SH       SOLE                   108300        0        0
HEWLETT PACKARD CO             COM              428236103    19293   436400 SH       SOLE                   436400        0        0
ITT EDUCATIONAL SERVICES INC   COM              45068B109    17154   207600 SH       SOLE                   207600        0        0
LABORATORY CORP AMER HLDGS     COM NEW          50540R409     2938    42200 SH       SOLE                    42200        0        0
LINCARE HLDGS INC              COM              532791100     6319   222500 SH       SOLE                   222500        0        0
MARCHEX INC                    CL B             56624R108    14813  1202315 SH       SOLE                  1202315        0        0
MCKESSON CORP                  COM              58155Q103     4769    85300 SH       SOLE                    85300        0        0
MEDCO HEALTH SOLUTIONS INC     COM              58405U102     5924   125500 SH       SOLE                   125500        0        0
MIVA INC                       COM              55311R108      636   600000 SH       SOLE                   600000        0        0
QUALCOMM INC                   COM              747525103     1646    37100 SH       SOLE                    37100        0        0
SANDERSON FARMS INC            COM              800013104     2554    74000 SH       SOLE                    74000        0        0
SCIENTIFIC GAMES CORP          CL A             80874P109     2740    92500 SH       SOLE                    92500        0        0
SCRIPPS E W CO OHIO            CL A             811054204     3967    95500 SH       SOLE                    95500        0        0
TENET HEALTHCARE CORP          COM              88033G100     5874  1056500 SH       SOLE                  1056500        0        0
TEXAS INDS INC                 COM              882491103     5267    93843 SH       SOLE                    93843        0        0
THERMO FISHER SCIENTIFIC INC   COM              883556102     4308    77300 SH       SOLE                    77300        0        0
VALUECLICK INC                 COM              92046N102     8787   580000 SH       SOLE                   580000        0        0
WEBSITE PROS INC               COM              94769V105    14009  1681759 SH       SOLE                  1681759        0        0
WELLCARE HEALTH PLANS INC      COM              94946T106     1157    32000 SH       SOLE                    32000        0        0